Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Number of reportable segments	0	0	0	0	0